SEGMENT INFORMATION - Information by Segment on Current Cost of Supplies Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 261,504	$ 180,543	$ 344,877
Share of profit of joint ventures and associates (CCS basis)	3,913	1,842	3,588
Interest and other income, of which:	7,056	869	3,625
Interest income	511	679	899
Net gains on sale and revaluation of non-current assets and businesses	5,995	286	2,519
Other	550	(96)	207
Production and manufacturing expenses	23,822	24,001	26,438
Selling, distribution and administrative expenses	11,328	9,881	10,493
Research and development expenses	815	907	962
Exploration expenses	1,423	1,747	2,354
Depreciation, depletion and amortisation charge, of which:	26,921	52,444	28,701
Interest expense	3,607	4,089	4,690
Taxation charge/(credit) (CCS basis)	8,391	(4,848)	8,859
Other revenue	126	10,008	3,760
Impairment losses on property, plant and equipment	3,894	26,676	3,639
Impairment losses on intangible assets	171	787	143
Purchase contract
Disclosure of operating segments [line items]
Reversal of losses (gains) on sales contracts	(4,892)	539
Sales contract
Disclosure of operating segments [line items]
Reversal of losses (gains) on sales contracts	4,824	(1,136)
CCS earnings
Disclosure of operating segments [line items]
Taxation charge/(credit) (CCS basis)	(808)	585	(194)
CCS earnings	17,482	(19,701)	15,827
Operating segments
Disclosure of operating segments [line items]
Third-party and inter-segment purchases (CCS basis)	241,089	148,771	305,517
Production and manufacturing expenses	23,822	24,001	26,438
Selling, distribution and administrative expenses	11,328	9,881	10,493
Research and development expenses	815	907	962
Exploration expenses	1,423	1,747	2,354
Depreciation, depletion and amortisation charge, of which:	26,921	52,444	28,701
Impairment losses	4,065	27,463	3,782
Impairment reversals	(214)		(190)
Interest expense	3,607	4,089	4,690
Inter-segment
Disclosure of operating segments [line items]
Revenue	62,405	34,037	51,751
Integrated Gas
Disclosure of operating segments [line items]
Revenue	52,407	33,287	41,322
Share of profit of joint ventures and associates (CCS basis)	1,906	562	1,791
Interest and other income, of which:	1,787	14	263
Interest income	4	6	0
Net gains on sale and revaluation of non-current assets and businesses	1,595	218	282
Other	188	(210)	(19)
Taxation charge/(credit) (CCS basis)	2,246	(2,507)	2,242
Impairment losses on intangible assets		472
Integrated Gas | CCS earnings
Disclosure of operating segments [line items]
CCS earnings	6,340	(6,278)	8,628
Integrated Gas | Operating segments
Disclosure of operating segments [line items]
Third-party and inter-segment purchases (CCS basis)	41,888	21,112	23,498
Production and manufacturing expenses	6,042	5,723	5,768
Selling, distribution and administrative expenses	926	729	716
Research and development expenses	158	103	181
Exploration expenses	127	611	281
Depreciation, depletion and amortisation charge, of which:	6,188	17,704	6,238
Impairment losses	768	12,221	579
Impairment reversals	0		0
Interest expense	68	76	104
Integrated Gas | Inter-segment
Disclosure of operating segments [line items]
Revenue	7,883	3,410	4,280
Upstream
Disclosure of operating segments [line items]
Revenue	9,162	6,767	9,482
Share of profit of joint ventures and associates (CCS basis)	632	(7)	379
Interest and other income, of which:	4,602	542	2,180
Interest income	37	56	0
Net gains on sale and revaluation of non-current assets and businesses	4,140	55	1,888
Other	425	431	292
Taxation charge/(credit) (CCS basis)	6,100	(467)	5,878
Impairment losses on property, plant and equipment	97
Upstream | CCS earnings
Disclosure of operating segments [line items]
CCS earnings	9,694	(10,785)	3,855
Upstream | Operating segments
Disclosure of operating segments [line items]
Third-party and inter-segment purchases (CCS basis)	9,152	4,505	6,982
Production and manufacturing expenses	10,068	10,521	11,102
Selling, distribution and administrative expenses	197	(23)	29
Research and development expenses	339	486	450
Exploration expenses	1,296	1,136	2,073
Depreciation, depletion and amortisation charge, of which:	13,539	23,119	16,881
Impairment losses	920	8,697	2,576
Impairment reversals	(213)		0
Interest expense	336	374	526
Upstream | Inter-segment
Disclosure of operating segments [line items]
Revenue	36,325	21,564	35,735
Oil Products
Disclosure of operating segments [line items]
Revenue	182,899	128,717	280,460
Share of profit of joint ventures and associates (CCS basis)	765	988	1,179
Interest and other income, of which:	328	(93)	273
Interest income	39	28	0
Net gains on sale and revaluation of non-current assets and businesses	277	(9)	305
Other	12	(112)	(32)
Taxation charge/(credit) (CCS basis)	751	(898)	1,319
Oil Products | CCS earnings
Disclosure of operating segments [line items]
CCS earnings	2,664	(494)	6,139
Oil Products | Operating segments
Disclosure of operating segments [line items]
Third-party and inter-segment purchases (CCS basis)	172,314	113,177	262,004
Production and manufacturing expenses	5,665	5,942	7,536
Selling, distribution and administrative expenses	8,499	7,360	7,976
Research and development expenses	212	209	219
Exploration expenses	0	0	0
Depreciation, depletion and amortisation charge, of which:	5,657	10,473	4,461
Impairment losses	1,995	6,531	622
Impairment reversals	(1)		(190)
Interest expense	65	56	77
Oil Products | Inter-segment
Disclosure of operating segments [line items]
Revenue	11,835	6,213	7,819
Chemicals
Disclosure of operating segments [line items]
Revenue	16,993	11,721	13,568
Share of profit of joint ventures and associates (CCS basis)	609	567	546
Interest and other income, of which:	(14)		(7)
Interest income	0	0	0
Net gains on sale and revaluation of non-current assets and businesses	(17)	(2)	(8)
Other	3	2	1
Taxation charge/(credit) (CCS basis)	(41)	7	(2)
Chemicals | CCS earnings
Disclosure of operating segments [line items]
CCS earnings	1,390	808	478
Chemicals | Operating segments
Disclosure of operating segments [line items]
Third-party and inter-segment purchases (CCS basis)	17,740	9,969	13,039
Production and manufacturing expenses	2,079	1,787	1,995
Selling, distribution and administrative expenses	1,150	1,339	1,323
Research and development expenses	106	109	112
Exploration expenses	0	0	0
Depreciation, depletion and amortisation charge, of which:	1,520	1,116	1,074
Impairment losses	382	5	5
Impairment reversals	0		0
Interest expense	6	3	5
Chemicals | Inter-segment
Disclosure of operating segments [line items]
Revenue	6,362	2,850	3,917
Corporate
Disclosure of operating segments [line items]
Revenue	43	51	45
Share of profit of joint ventures and associates (CCS basis)	1	(268)	(307)
Interest and other income, of which:	353	406	916
Interest income	431	589	899
Net gains on sale and revaluation of non-current assets and businesses	0	24	52
Other	(78)	(207)	(35)
Taxation charge/(credit) (CCS basis)	(665)	(983)	(578)
Corporate | CCS earnings
Disclosure of operating segments [line items]
CCS earnings	(2,606)	(2,952)	(3,273)
Corporate | Operating segments
Disclosure of operating segments [line items]
Third-party and inter-segment purchases (CCS basis)	(5)	8	(6)
Production and manufacturing expenses	(32)	28	37
Selling, distribution and administrative expenses	556	476	449
Research and development expenses	0	0	0
Exploration expenses	0	0	0
Depreciation, depletion and amortisation charge, of which:	17	32	47
Impairment losses	0	9	0
Impairment reversals	0		0
Interest expense	3,132	3,580	3,978
Corporate | Inter-segment
Disclosure of operating segments [line items]
Revenue	$ 0	$ 0	$ 0